Provisions - (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [line items]
Schedule showing breakdown of non-current and current provisions

	2020			2019
	Non- Current	Current	Total	Non- Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Provision for pensions	56,395	191	56,586	56,679	1,050	57,729
Environmental provision	2,910	1,256	4,166	2,923	1,185	4,108
Provisions for litigation	—	1,355	1,355	—	3,905	3,905
Provisions for third-party liability	10,759	—	10,759	9,263	—	9,263
Provisions for C02 emissions allowances	—	40,161	40,161	5,776	29,162	34,938
Other provisions	38,423	12,333	50,756	10,211	10,789	21,000
Total	108,487	55,296	163,783	84,852	46,091	130,943

Schedule of changes in provisions

The changes in the various line items of provisions in 2020 and 2019 were as follows:

			Provisions for	Provisions for	Provisions for
	Provision for	Environmental	Litigation	Third	CO2 Emissions	Other
	Pensions	Provision	in Progress	Party Liability	Allowances	Provisions	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2019	52,726	3,211	2,399	7,270	27,970	22,781	116,357
Charges for the year	7,444	820	2,166	2,361	18,794	2,958	34,543
Provisions reversed with a credit to income	(1,798)	—	—	(74)	—	(1,101)	(2,973)
Amounts used	(2,019)	—	(650)	(179)	(9,452)	(723)	(13,023)
Provision against equity	2,244	—	—	—	—	—	2,244
Exchange differences and others	(868)	77	(10)	(115)	(249)	(441)	(1,606)
Disposals from business divestitures	—	—	—	—	(2,125)	(2,474)	(4,599)
Balance at December 31, 2019	57,729	4,108	3,905	9,263	34,938	21,000	130,943
Charges for the year	5,340	117	184	268	38,249	30,890	75,048
Provisions reversed with a credit to income	(1,843)	—	—	—	—	(1,972)	(3,815)
Amounts used	(3,514)	(26)	(2,886)	(198)	(35,860)	—	(42,484)
Provision against equity	(3,260)	—	—	568	—	—	(2,692)
Exchange differences and others	2,134	(33)	152	858	2,834	838	6,783
Balance at December 31, 2020	56,586	4,166	1,355	10,759	40,161	50,756	163,783

France
Disclosure of other provisions [line items]
Schedule of changes in obligation

	2020	2019
	US$'000	US$'000
Obligations at the beginning of year	32,795	28,049
Current service cost	1,580	1,951
Borrowing costs	242	524
Actuarial differences	(2,170)	4,432
Benefits paid	(1,037)	(1,581)
Exchange differences	3,086	(580)
Obligations at the end of year	34,496	32,795

Schedule of estimated future benefit payments

The following table reflects the gross benefit payments that are expected to be paid for the benefit plans for the year ended December 31, 2020:

2020
US$'000
2021	1,128
2022	1,129
2023	2,018
2024	2,322
2025	1,691
Years 2026-2030	9,065

South Africa
Disclosure of other provisions [line items]
Schedule of changes in obligation

In this regard, the changes of this provision in 2020 and 2019 were as follows:

	2020	2019
	US$'000	US$'000
Obligations at beginning of year	4,601	5,429
Current service cost	47	90
Borrowing costs	435	511
Actuarial differences	(1,238)	(1,291)
Benefits paid	(278)	(254)
Exchange differences	(106)	116
Obligations at end of year	3,461	4,601

Schedule of breakdown in percentage of plan assets

The breakdown, in percentage, of the plan assets are as follows:

	2020	2019
Cash	1.84%	1.50%
Equity	41.70%	42.25%
Bond	18.53%	15.64%
Property	1.68%	2.78%
International	32.02%	32.51%
Others	4.23%	5.32%
Total	100.00%	100.00%

Schedule showing fair value rollforward of plan assets

Changes in the fair value of plan assets linked to the defined benefit plans in South Africa were as set forth in the following table:

	2020	2019
	US$'000	US$'000
Fair value of plan assets at the beginning of the year	2,126	1,906
Interest income on assets	200	194
Benefits paid	—	—
Actuarial differences	(77)	(81)
Other	(45)	107
Fair value of plan assets at the end of the year	2,204	2,126
Actual return on assets	122	113

Venezuela
Disclosure of other provisions [line items]
Schedule of changes in obligation

In this regards, the changes of this provision in 2020 and 2019 were as follows:

	2020	2019
	US$'000	US$'000
Obligations at the beginning of year	2,577	534
Current service cost	26	50
Borrowing costs	596	1,128
Benefits paid	(2)	(3)
Exchange differences	(956)	(1,200)
Other	(2,220)	2,068
Obligations at the end of year	22	2,577

Summary of the main actuarial assumptions used to calculate obligations

The summary of the main actuarial assumptions used to calculate the aforementioned obligations is as follows:

	France		South Africa			Venezuela
	2020	2019	2020	2019		2020	2019
Salary increase	1.60%-6.10%	1.60%-6.10%	5.80%-9.10%	7.10%-7.60%	%	500%	7374%
Discount rate	0.75%	0.75%	9.80%-13.2%	9.5%-10.7%	%	536%	7673%
Expected inflation rate	1.60%	1.60%	4.80%-7.60%	5.1%-6.1%	%	550%	7374%
Mortality	TGH05/TGF05	TGH05/TGF05	SA 85-90 / PA (90)	SA 85-90 / PA (90)		GAM 83	UP94
Retirement age	65	65	63	63		65	62-63

North America
Disclosure of other provisions [line items]
Schedule of changes in obligation

The changes to these obligations in the current year ended December 31, 2020 were as follows:

	2020
	USA	Canada
	Pension	Pension	Post-retirement
	Plans	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000
Obligations at the beginning of year	37,272	25,626	8,739	71,637
Service cost	147	149	330	626
Borrowing cost	1,085	800	275	2,160
Actuarial differences	3,020	2,252	278	5,550
Benefits paid	(2,083)	(1,249)	(170)	(3,502)
Exchange differences		532	180	712
Expenses	(227)	—	—	(227)
Obligations at the end of year	39,214	28,110	9,632	76,956

Schedule of estimated future benefit payments

The following reflects the gross benefit payments that are expected to be paid in future years for the benefit plans for the year ended December 31:

		Non-pension
		Postretirement
	Pension Plans	Plans
	US$'000	US$'000
2021	3,281	192
2022	3,300	189
2023	3,363	204
2024	3,402	214
2025	3,492	240
Years 2026-2030	17,561	1,550

Schedule of breakdown in percentage of plan assets

The breakdown as of December 31, 2020 and 2019 of the assets by class are:

	2020	2019
Cash	33%	1%
Equity Mutual Funds	10%	44%
Fixed Income Securities	32%	55%
Assets held by insurance company	25%	—%
Total	100%	100%

Schedule showing fair value rollforward of plan assets

For the year ended December 31, 2020, the changes in plan assets were as follows:

	2020
	USA	Canada
	Pension	Pension
	Plans	Plans	Total
	US$'000	US$'000	US$'000
Fair value of plan assets at the beginning of the year	33,620	20,260	53,880
Interest income on assets	973	530	1,503
Benefits paid	(2,083)	(1,187)	(3,270)
Actuarial return on plan assets	3,681	1,070	4,751
Exchange differences	—	711	711
Other	(180)	953	773
Fair value of plan assets at the end of the year	36,011	22,337	58,348

Summary of the main actuarial assumptions used to calculate obligations

The assumptions used to determine benefit obligations at December 31, 2020 and 2019 for the North American plans are as follows:

	North America – 2020			North America – 2019
	USA	Canada		USA	Canada
	Pension	Pension	Postretirement	Pension	Pension	Postretirement
	Plan	Plan	Plan	Plan	Plan	Plan
Salary increase	N/A	2.75% - 3.00%	N/A	N/A	2.75% - 3.00%	N/A
Discount rate	2.25%	2.61%	2.75%	3.00%	3.15%	3.15%
Expected inflation rate	N/A	N/A	N/A	N/A	N/A	N/A
Mortality	Pri-2012 Blue Collar Mortality	CPM2014-Private	CPM2014-Private Scale CPM-B	Pri-2012 Blue Collar Mortality	CPM2014-Private	CPM2014-Private Scale CPM-B
Retirement age	65	58-60	58-60	65	58-60	58-60

Schedule showing reconciliation of benefit obligations, plan assets and funded status

Benefit Obligations and Funded Status – The following provides a reconciliation of the benefit obligations, plan assets and funded status of the North American plans as of December 31, 2020 and 2019:

	2020				2019
	USA	Canada			USA	Canada
			Post-				Post-
	Pension	Pension	retirement		Pension	Pension	retirement
	Plans	Plans	Plans	Total	Plans	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Benefit obligation	39,214	28,110	9,632	76,956	37,272	25,626	8,739	71,637
Fair value of plan assets	(36,011)	(22,337)	—	(58,348)	(33,620)	(20,260)	—	(53,880)
Provision for pensions	3,203	5,773	9,632	18,608	3,652	5,366	8,739	17,757

FerroPem, S.A.S.
Disclosure of other provisions [line items]
Schedule of estimated future benefit payments

The following table reflects the gross benefit payments that are expected to be paid for the benefit plans for the year ended December 31, 2020:

2020
US$'000
2021	-
2022	585
2023	293
2024	292
2025	293
Years 2026-2030	1,499